UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22454

FEG ABSOLUTE ACCESS FUND LLC
(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: JUNE 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FEG Absolute Access Fund LLC
Schedule of Investments
June 30, 2012
(unaudited)

			Percentage
		Fair	of Members’	Withdrawals
Investment Name	Cost	Value	Capital	Permitted

Investments in Portfolio Funds:
United States:
Multi-Strategy:
Absolute Return Capital Partners, L.P.	$14,000,000	$14,148,913	5.7%	Monthly
AG Super Fund, L.P.(a)	11,000,000	12,364,442	4.9	Annually(b)
AQR Delta Fund II, L.P.	12,000,000	11,876,323	4.8	Monthly
Canyon Value Realization Fund, L.P.(a)	10,800,000	12,769,431	5.1	Annually(b)
Claren Road Credit Partners, L.P.	14,500,000	15,297,314	6.1	Quarterly(b)
CVI Global Value Fund A, L.P.(a)	5,602,471	8,631,073	3.5	Quarterly(c)
Davidson Kempner Partners	15,000,000	16,709,205	6.7	Semi-Annually
Diamondback Partners, L.P.	2,780,508	2,935,867	1.2	Quarterly(d)
Elliot Associates, L.P.	14,000,000	15,164,334	6.1	Semi-Annually(b)
Eton Park Fund, L.P.(a)	13,000,000	12,617,695	5.1	Quarterly(b)
Farallon Capital Partners, L.P.(a)	12,750,000	13,775,786	5.5	Annually(b)
FIR Tree Credit Opportunity Fund	14,000,000	14,646,820	5.9	Annually(b)
Graham Global Investment Fund, Ltd.	16,000,000	14,589,204	5.8	Monthly
GSO Special Situations Fund, L.P.(a)	11,800,000	12,972,275	5.2	Quarterly(b)
HBK Fund II, L.P.(a)	12,112,491	14,261,233	5.7	Quarterly
Highfields Capital II, L.P.(a)	18,500,000	19,372,400	7.8	Annually(c)
Stark Investments, L.P.(a)(e)	49,003	39,140	0.0	Quarterly
Stark Investments, L.P. - Class A	406,554	468,283	0.2	Quarterly
Stark Investments, L.P. - Class B(a)	207,314	444,623	0.2	Quarterly
Strategic Value Restructuring Fund, L.P.	14,750,000	12,949,195	5.2	Quarterly(b)
Taconic Opportunity Fund, L.P.(a)	13,000,000	13,544,243	5.4	Quarterly
Total investments in Portfolio Funds	$226,258,341	$239,577,799	96.1%

FEG Absolute Access Fund LLC
Schedule of Investments (continued)
June 30, 2012
(unaudited)

			Percentage
		Fair	of Members’
Investment Name	Cost	Value	Capital

Short-Term Investments:
Money Market Fund:
Federated Government Obligations Fund #5, 0.01%f	$11,025,293	$11,025,293	4.4%
Total investments in Portfolio Funds
and Short-Term Investments	$237,283,634	$250,603,092	100.5%

Liabilities in excess of other assets		(1,419,635)	(0.5)%

Members’ capital		$249,183,457	100.0%

(a)	All or a portion of these investments are held in side-pockets.
(b)	Withdrawals from this portfolio fund are permitted after a one-year lockup period from the date of the initial investment.
(c)	Withdrawals from this portfolio fund are permitted after a two-year lockup period from the date of the initial investment.
(d)
Series 1 shares, or approximately 50% of the investment value, are available after a one-year lockup period. Series six shares, or approximately 50% of the investment value, are available after a two-year lockup period.

(e)	Does not include holdback at cost of $578,377, represented in other assets.
(f)	The rate shown is the annualized 7-day yield as of June 30, 2012.

Type of Investment as a Percentage Total Members' Capital (Unaudited):

See accompanying notes.

In accordance with Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (formerly Statement of Financial Accounting Standards (SFAS) No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Portfolio Funds and not the underlying holdings of such Portfolio Funds. Thus, the inputs used by the Fund to value its investments in each of the Portfolio Funds may differ from the inputs used to value the underlying holdings of such Portfolio Funds.

Investments in Portfolio Funds are classified within Level 2 of the fair value hierarchy if the Fund has the ability to redeem the investments at the measurement dates or if the investments are redeemable in the near term in accordance with the normal operating protocols in the Portfolio Funds’ agreements. Investments in Portfolio Funds are classified within Level 3 of the fair value hierarchy if the Fund does not know when it will have the ability to redeem its investments or the investments are not redeemable in the near term under the normal operating protocols of the Portfolio Funds’ agreements.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of June 30, 2012:

Investments	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds	$-	$202,708,778	$36,869,021	$239,577,799
Short-Term Investments	11,025,293	-	-	11,025,293
Total	$11,025,293	$202,708,778	$36,869,021	$250,603,092

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Portfolio Funds
Balance as of April 1, 2012	$32,376,554
Realized gain (loss)	2,267
Net change in unrealized appreciation/depreciation	(537,914)
Purchases	1,000,000
Sales	(4,322)
Net transfers in to Level 3	4,831,895
Net transfers out of Level 3	(799,459)
Balance as of June 30, 2012	$36,869,021

The Fund adopted the Financial Accounting Standards Board’s Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. generally accepted accounting principles (“U.S. GAAP”) and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 Fair Value Measurements for investments held as of June 30, 2012:

Investments	Fair Value as of June 30, 2012	Valuation Technique	Liquidity of Investments	Adjustments to NAV **
Investments in Porfolio Funds:
United States - Multi-Strategy	$36,869,021	NAV as Practical Expedient *	Greater than 90 days	None

Total Investments	$36,869,021

*	Unobservable valuation input
**
Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Portfolio Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following:

•	The practical expedient NAV received is not as of the Fund’s measurement date.
•	It is probable that the Portfolio Fund will be sold at a value significantly different than the reported expedient NAV.
•	It is determined by the Adviser Valuation Committee that the Portfolio Fund is not being valued at fair value by the Portfolio Fund.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of June 30, 2012, based on levels assigned to Investments on March 31, 2012.

Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  As of June 30, 2012, the Fund had not entered into any derivative instruments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FEG ABSOLUTE ACCESS FUND LLC

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	August 28, 2012

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	August 28, 2012

* Print the name and title of each signing officer under his or her signature.